UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23937

JOHN HANCOCK CQS MULTI ASSET CREDIT FUND

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS.

Annual report
John Hancock
CQS Multi Asset Credit Fund (Formerly John Hancock Multi Asset Credit Fund)
Closed-end alternative
October 31, 2025

John Hancock
CQS Multi Asset Credit Fund

2	Your fund at a glance
5	Management’s discussion of fund performance
6	A look at performance
8	Consolidated Fund’s investments
19	Consolidated financial statements
22	Consolidated financial highlights
23	Notes to consolidated financial statements
32	Report of independent registered public accounting firm
33	Tax information
34	Additional information
36	Trustees and Officers
39	More information
1	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to generate a return comprised of both current income and capital appreciation, emphasizing current income with low volatility and low correlation to the broader markets.
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2025 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-6020. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Positive results across sub-asset classes
The fund delivered a positive return over the period, with all sub-asset classes contributing. Performance was led by asset-backed securities (ABS), with European collateralized loan obligation (CLO) tranches and credit risk transfer (CRT) positions contributing strongly.
Multi-sector diversification supported resilience
A strategic mix of ABS, loans, financials, and high yield corporates provided a diverse source of return, helping the fund capture opportunities and offset volatility during periods of market stress.
Defensive positioning and credit selection remained key
The portfolio maintained its focus on higher credit quality, liquidity, and income-driven returns, consistent with its objectives of high current income and downside risk mitigation.
PORTFOLIO COMPOSITION AS OF 10/31/2025 (% of net assets)

3	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

QUALITY COMPOSITION AS OF 10/31/2025 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	4

Management’s discussion of fund performance
How would you describe the investment backdrop during the period?
The market environment was shaped by considerable volatility, driven by geopolitical tensions, prolonged trade negotiations, and persistent uncertainty around inflation and interest rates. U.S. fixed income markets rebounded strongly after April’s dislocation, supported by expectations of Federal Reserve rate cuts and improving sentiment about economic resilience. European financials also outperformed, underpinned by continued strength in the banking sector. While risk appetite improved later in the period, credit markets remained sensitive to macroeconomic signals.
How did the fund perform in this environment?
The fund achieved positive returns across various sub-asset classes during the period, reflecting its strategic approach to managing volatility and risk. Performance was led by ABS strategies overall, particularly European CLO tranches and CRT positions. Loans and financials also made meaningful contributions, with convertible bonds adding strength, while U.S. high yield exposure captured opportunities as markets rebounded following spring volatility. Specialty finance and European CLO BBB were relatively flat for the period.
COUNTRY COMPOSITION AS OF 10/31/2025 (% of net assets)
United States	33.9
Ireland	17.6
United Kingdom	15.7
Luxembourg	10.9
France	8.7
Germany	4.7
Netherlands	2.0
Belgium	1.4
South Africa	1.0
Other countries	4.1
TOTAL	100.0
The views expressed in this report are exclusively those of the portfolio management team at CQS (US), LLC and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
5	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2025

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (6-18-24)	Since inception (6-18-24)
Class I1	7.25	7.46	10.37
Index†	4.42	4.67	6.47
Performance figures assume all distributions have been reinvested.
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-6020 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † ICE BofA 0-3 Month U.S. Treasury Bill Index.
See the following page for footnotes.
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	6

This chart shows what happened to a hypothetical $10,000 investment in John Hancock CQS Multi Asset Credit Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in ICE BofA 0-3 Month U.S. Treasury Bill Index.
The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
The returns reflect past results and should not be considered indicative of future performance.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
7	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

Consolidated Fund’s investments
AS OF 10-31-25
	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 23.8%					$19,771,339
(Cost $18,844,126)
Communication services 0.7%					593,651
Media 0.7%
Virgin Media Secured Finance PLC	4.125	08-15-30	GBP	500,000	593,651
Consumer discretionary 2.3%					1,938,767
Broadline retail 0.1%
HSE Investment Sarl (6 month EURIBOR + 6.000%) (A)	8.051	10-15-29	EUR	75,442	80,545
Hotels, restaurants and leisure 1.5%
888 Acquisitions, Ltd.	10.750	05-15-30	GBP	400,000	515,956
Pinnacle Bidco PLC	10.000	10-11-28	GBP	139,000	192,297
Punch Finance PLC	7.875	12-30-30	GBP	100,000	134,321
Stonegate Pub Company Financing PLC	10.750	07-31-29	GBP	320,000	416,916
Textiles, apparel and luxury goods 0.7%
CT Investment GmbH	6.375	04-15-30	EUR	500,000	598,732
Consumer staples 1.8%					1,465,994
Consumer staples distribution and retail 1.4%
Bellis Acquisition Company PLC	8.125	05-14-30	GBP	420,000	533,265
Market Bidco Finco PLC	8.750	01-31-31	GBP	500,000	652,058
Food products 0.4%
Sigma Holdco BV	8.625	04-15-31	EUR	300,000	280,671
Financials 16.5%					13,641,015
Banks 7.5%
Bank of Cyprus Holdings PLC (11.875% to 12-21-28, then 5 Year EURIBOR ICE Swap Rate + 9.126%) (B)	11.875	06-21-28	EUR	200,000	272,707
Banque Internationale a Luxembourg SA (7.250% to 3-7-31, then 5 Year EURIBOR ICE Swap Rate + 5.111%) (B)	7.250	09-07-30	EUR	600,000	733,085
Barclays PLC (8.500% to 12-15-30, then 5 Year British Pound Swap Rate + 4.881%) (B)	8.500	06-15-30	GBP	500,000	707,779
BAWAG Group AG (7.250% to 3-18-30, then 5 Year EURIBOR ICE Swap Rate + 5.052%) (B)	7.250	09-18-29	EUR	600,000	734,068
CCF Holding SAS (9.250% to 12-12-29, then 5 Year Euro Swap Rate + 6.631%) (B)	9.250	06-12-29	EUR	400,000	503,273
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	8

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Close Brothers Group PLC (11.125% to 5-29-29, then 5 Year United Kingdom Gilt Rate + 7.039%) (B)	11.125	11-29-28	GBP	500,000	$714,094
Coventry Building Society (8.750% to 12-11-29, then 5 Year United Kingdom Gilt Rate + 4.727%) (B)	8.750	06-11-29	GBP	204,000	286,754
Deutsche Pfandbriefbank AG (7.125% to 10-4-30, then 5 Year EURIBOR ICE Swap Rate + 4.859%)	7.125	10-04-35	EUR	200,000	242,644
La Banque Postale SA (3.000% to 5-20-29, then 5 Year Euro Swap Rate + 3.121%) (B)	3.000	11-20-28	EUR	600,000	643,417
NIBC Bank NV (8.250% to 7-4-30, then 5 Year Euro Swap Rate + 5.599%) (B)	8.250	01-04-30	EUR	200,000	256,868
OTP Bank NYRT (7.300% to 7-30-30, then 5 Year CMT + 2.861%)	7.300	07-30-35		500,000	531,947
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)	5.375	11-18-30		582,000	551,115
Capital markets 4.5%
Deutsche Bank AG (4.625% to 4-30-28, then 5 Year EURIBOR ICE Swap Rate + 4.747%) (B)	4.625	10-30-27	EUR	600,000	686,645
Investec PLC (10.500% to 2-28-30, then 5 Year United Kingdom Gilt Rate + 6.566%) (B)	10.500	08-28-29	GBP	552,000	811,485
Thulite SA (C)	10.520	07-04-44	EUR	2,000,000	2,260,347
Financial services 4.1%
Aareal Bank AG (9.875% to 7-31-30, then 5 Year CMT + 5.068%) (B)	9.875	07-31-30		600,000	643,500
Deutsche Pfandbriefbank AG (5 Year EURIBOR ICE Swap Rate + 5.383%) (A)(B)	8.474	04-28-28	EUR	400,000	447,228
Kane Bidco, Ltd.	7.750	07-15-31	GBP	500,000	666,569
OSB Group PLC (6.000% to 4-7-27, then 5 Year United Kingdom Gilt Rate + 5.393%) (B)	6.000	10-07-26	GBP	400,000	525,388
PRA Group Europe Holding II Sarl	6.250	09-30-32	EUR	450,000	501,849
Sherwood Financing PLC	9.625	12-15-29	GBP	469,000	611,494
Insurance 0.4%
RL Finance Bonds No.6 PLC (10.125% to 11-25-33, then 5 Year United Kingdom Gilt Rate + 6.344%) (B)	10.125	05-25-33	GBP	200,000	308,759
Health care 1.2%					976,741
Biotechnology 0.9%
Grifols SA	7.500	05-01-30	EUR	604,000	731,832
9	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services 0.1%
Ephios Subco 3 Sarl	7.875	01-31-31	EUR	100,000	$121,964
Pharmaceuticals 0.2%
Nidda Healthcare Holding GmbH (3 month EURIBOR + 3.250%) (A)	5.276	10-15-32	EUR	106,000	122,945
Industrials 0.2%					179,957
Marine transportation 0.2%
Danaos Corp. (D)	6.875	10-15-32		183,000	179,957
Materials 0.1%					105,473
Chemicals 0.1%
INEOS Quattro Finance 2 PLC	6.750	04-15-30	EUR	105,000	105,473
Real estate 1.0%					869,741
Real estate management and development 1.0%
Aroundtown Finance Sarl (8.625% to 8-7-29, then 5 Year United Kingdom Gilt Rate + 4.493% to 8-7-34, then United Kingdom Gilt Rate + 4.743% to 8-7-49, then United Kingdom Gilt Rate + 5.493%) (B)	8.625	05-07-29	GBP	202,000	276,107
CPI Property Group SA (4.875% to 11-16-26, then 5 Year Euro Swap Rate + 5.733% to 11-16-31, then 5 Year Euro Swap Rate + 5.983% to 11-16-46, then 5 Year Euro Swap Rate + 6.733%) (B)	4.875	08-18-26	EUR	432,000	484,242

CPI Property Group SA (7.500% to 6-24-31, then Year EURIBOR ICE Swap Rate + 5.232% to 6-24-36, then Year EURIBOR ICE Swap Rate + 5.482% to 6-24-46, then Year EURIBOR ICE Swap Rate + 6.232%) (B)	7.500	03-26-31	EUR	100,000	109,392
Term loans (E) 38.1%					$31,574,619
(Cost $31,990,777)
Communication services 2.5%					2,097,447
Entertainment 0.2%
Hoya Midco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.090	02-03-29		248,750	167,700
Interactive media and services 0.1%
MH Sub I LLC, 2023 Term Loan (3 month CME Term SOFR + 4.250%)	8.252	05-03-28		90,704	82,280
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	10

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media 2.2%
Directv Financing LLC, 2024 Term Loan (3 month CME Term SOFR + 5.250%)	9.352	08-02-29		430,946	$431,351
Nexstar Media, Inc., 2025 Term Loan B5 (1 month CME Term SOFR + 2.500%)	6.465	06-28-32		99,750	99,789
Zephyr Bidco, Ltd., 2025 GBP Term Loan B3 (1 month SONIA + 4.750%)	6.749	07-20-28	GBP	1,000,000	1,316,327
Consumer discretionary 7.0%					5,832,230
Diversified consumer services 2.8%
AD Education SAS, 2024 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.749	11-14-31	EUR	1,000,000	1,145,884
Eagle Bidco, Ltd., 2025 EUR Term Loan B (1 month EURIBOR + 3.750%)	6.749	02-20-32	EUR	1,000,000	1,159,070
Hotels, restaurants and leisure 1.5%
Bally’s Corp., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	7.369	10-02-28		27,048	24,922
International Entertainment JJCo 3, Ltd., USD Term Loan B (3 month CME Term SOFR + 3.750%)	7.590	04-29-32		99,750	99,999
QSRP Finco Sarl, EUR Term Loan B (6 month EURIBOR + 4.000%)	6.069	06-19-31	EUR	1,000,000	1,156,615
Leisure products 0.1%
Recess Holdings, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.750%)	7.615	02-20-30		108,010	108,381
Specialty retail 1.4%
Petco Health & Wellness Company, Inc., 2021 Term Loan B (F)	TBD	03-03-28		26,988	26,562
PetSmart LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%)	8.031	08-18-32		493,573	486,170
Restoration Hardware, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.579	10-20-28		183,869	178,391
Victra Holdings LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.750%)	6.749	03-29-29		469,371	470,253
Textiles, apparel and luxury goods 1.2%
Breitling Financing Sarl, 2021 EUR Term Loan B (6 month EURIBOR + 3.900%)	5.937	10-25-28	EUR	1,000,000	975,983
11	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples 3.6%					$3,006,511
Consumer staples distribution and retail 1.2%
Market Bidco, Ltd., 2024 EUR Term Loan B (3 month EURIBOR + 4.500%)	6.526	11-04-30	EUR	900,000	1,023,422
Food products 2.4%
Alltech, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.250%)	8.329	08-13-30		496,221	497,154
Artisan Newco BV, 2025 EUR Repriced Term Loan B (3 month EURIBOR + 3.500%)	5.500	04-05-32	EUR	989,866	1,148,819
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.000%)	6.197	09-30-31		229,108	227,206
Nourish Buyer I, Inc., 2025 Term Loan B (1 month CME Term SOFR + 4.500%)	8.532	07-09-32		100,000	100,000
Primary Products Finance LLC, 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	6.749	04-01-29		10,312	9,910
Energy 1.4%					1,157,092
Oil, gas and consumable fuels 1.4%
EG Finco, Ltd., 2025 EUR Term Loan (3 and 6 month EURIBOR + 3.875%)	5.937	02-07-28	EUR	997,500	1,157,092
Financials 3.9%					3,227,584
Capital markets 0.6%
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.465	07-31-31		495,009	494,792
Consumer finance 0.5%
NorthAB LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.502	11-23-28		450,580	439,477
Financial services 0.4%
First Eagle Holdings, Inc., Term Loan (3 month CME Term SOFR + 3.500%)	7.711	08-16-32		336,292	335,499
Insurance 2.4%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.965	11-06-30		495,009	494,143
Asurion LLC, 2025 Term Loan B13 (1 month CME Term SOFR + 4.250%)	8.215	09-19-30		309,558	308,141
Athena Bidco SASU, 2025 EUR Repriced Term Loan (3 month EURIBOR + 3.000%)	5.000	04-14-31	EUR	1,000,000	1,155,532
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	12

	Rate (%)	Maturity date		Par value^	Value
Health care 4.8%					$4,009,220
Health care providers and services 2.9%
Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	8.090	03-30-29		105,938	99,802
Dermatology Intermediate Holdings III, Inc., 2023 Incremental Term Loan B (3 month CME Term SOFR + 5.500%)	9.340	03-30-29		55,429	51,826
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	6.840	08-01-29		493,734	495,507
Inception Finco Sarl, 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.500	04-09-31	EUR	1,000,000	1,157,514
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 3.750%)	7.821	03-02-28		114,442	110,881
National Mentor Holdings, Inc., 2021 Term Loan C (3 month CME Term SOFR + 3.750%)	7.851	03-02-28		3,346	3,242
Team Public Choices LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.102	12-20-27		464,665	462,825
Health care technology 0.5%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	6.884	05-01-31		492,525	473,647
Pharmaceuticals 1.4%
Financiere Mendel SASU, 2025 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.000	11-08-30	EUR	1,000,000	1,153,976
Industrials 9.5%					7,843,459
Commercial services and supplies 6.6%
Albion Financing 3 SARL, 2025 EUR Term Loan (3 month EURIBOR + 3.000%)	5.010	05-21-31	EUR	1,000,000	1,158,632
Allied Universal Holdco LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 3.250%)	7.315	08-20-32		100,000	100,353
Financiere Pax SAS, 2025 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.749	12-31-29	EUR	1,000,000	1,158,229
HomeServe USA Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.031	10-21-30		492,500	492,397
Prime Security Services Borrower LLC, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.856	03-07-32		249,373	247,815
Shilton Bidco, Ltd., 2025 EUR Term Loan B (3 month EURIBOR + 3.750%)	5.750	01-14-30	EUR	1,000,000	1,136,617
13	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Techem Verwaltungsgesellschaft 675 mbH, 2025 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.269	07-15-32	EUR	1,000,000	$1,157,630
Construction and engineering 0.6%
Flynn Canada, Ltd., Term Loan B (1 month CME Term SOFR + 4.500%)	8.579	07-31-28		480,132	475,331
Ground transportation 0.1%
Beacon Mobility Corp., 2025 Delayed Draw Term Loan (3 month CME Term SOFR + 3.250%)	7.252	08-06-30		5,305	5,336
Beacon Mobility Corp., 2025 Term Loan (3 month CME Term SOFR + 3.250%)	7.252	08-06-30		63,494	63,851
Machinery 0.6%
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.750%)	6.708	07-01-31		22,314	22,398
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.465	07-01-31		494,886	496,093
Professional services 1.6%
Camelot US Acquisition LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	6.715	01-31-31		464,942	455,936
Grant Thornton Advisors LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.465	06-02-31		188,781	188,075
Impala Bidco 0, Ltd., GBP Term Loan (1 month SONIA + 5.250%)	9.219	06-08-28	GBP	1,000,000	684,766
Information technology 5.1%					4,192,196
IT services 0.7%
Imprivata, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	7.001	12-01-27		494,991	497,159
Sonicwall US Holdings, Inc., 2023 Term Loan (F)	TBD	05-18-28		120,214	104,157
Software 3.2%
Boxer Parent Company, Inc., 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	7.199	07-30-31		497,500	493,863
Claudius Finance Sarl, 2025 EUR Term Loan B5 (3 month EURIBOR + 2.750%)	4.816	07-10-28	EUR	1,000,000	1,155,716
Finastra USA, Inc., 2025 USD Term Loan (3 month CME Term SOFR + 4.000%)	8.038	09-15-32		42,959	42,414
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	14

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Ivanti Software, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	9.051	06-01-29		11,113	$9,324
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.965	03-01-29		495,009	468,195
Rocket Software, Inc., 2023 USD Term Loan B (1 month CME Term SOFR + 3.750%)	7.715	11-28-28		446,369	444,257
Technology hardware, storage and peripherals 1.2%
IN Smart Identity France SAS, 2024 EUR Term Loan B (3 month EURIBOR + 4.000%)	6.000	09-29-28	EUR	750,000	867,245
Sandisk Corp., Term Loan B (3 month CME Term SOFR + 3.000%)	6.857	02-20-32		109,797	109,866
Materials 0.3%					208,880
Chemicals 0.2%
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	8.829	02-18-28		224,793	182,083
Containers and packaging 0.1%
Clydesdale Acquisition Holdings, Inc., 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 3.250%)	7.215	04-01-32		14	14

Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.215	04-01-32		26,855	26,783
Collateralized mortgage obligations 9.4%					$7,831,285
(Cost $7,615,841)
U.S. Government Agency 9.4%					7,831,285
FARM Mortgage Trust
Series 2024-2, Class B (D)(G)	5.591	08-01-54		3,106,175	2,801,326
Federal Home Loan Mortgage Corp.
Series 2020-DNA1, Class B2 (30 day Average SOFR + 5.364%) (A)(D)	9.547	01-25-50		1,750,000	1,948,195

Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (A)(D)	10.183	08-25-33		2,500,000	3,081,764
Asset-backed securities 20.0%					$16,563,378
(Cost $15,769,880)
Asset-backed securities 20.0%					16,563,378
Ares European CLO XIII DAC
Series 13X, Class E (3 month EURIBOR + 6.350%) (A)	8.374	07-20-32	EUR	2,850,000	3,302,271
15	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Asset-backed securities (continued)
Blackrock European CLO III DAC
Series 3X, Class ER (3 month EURIBOR + 6.130%) (A)	8.134	07-19-35	EUR	2,000,000	$2,288,995
Cairn CLO XII DAC
Series 2020-12X, Class FR (3 month EURIBOR + 9.240%) (A)	11.249	07-15-34	EUR	1,500,000	1,688,073
FIGRE Trust
Series 2023-HE2, Class CE (D)(G)	4.804	05-25-53		1,568,219	1,960,280
Harvest CLO XXIX DAC
Series 29A, Class ER (3 month EURIBOR + 6.270%) (A)(D)	8.279	07-15-37	EUR	2,860,000	3,303,860
Providus CLO V DAC
Series 5A, Class ER (3 month EURIBOR + 5.200%) (A)(D)	7.284	11-15-39	EUR	2,400,000	2,766,360
Voya Euro CLO II DAC
Series 2X, Class ER (3 month EURIBOR + 6.020%) (A)	8.029	07-15-35	EUR	1,100,000	1,253,539

	Yield (%)	Shares	Value
Short-term investments 2.2%			$1,802,203
(Cost $1,802,203)
Short-term funds 2.2%			1,802,203
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.0278(H)	1,802,203	1,802,203

Total investments (Cost $76,022,827) 93.5%	$77,542,824
Other assets and liabilities, net 6.5%	5,364,039
Total net assets 100.0%	$82,906,863

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	16

(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $16,041,742 or 19.3% of the fund’s net assets as of 10-31-25.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The rate shown is the annualized seven-day yield as of 10-31-25.
17	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	45,887,967	EUR	39,500,000	SSB	11/17/2025	$324,945	—
USD	970,351	EUR	830,000	SSB	11/20/2025	12,789	—
USD	9,335,029	GBP	7,000,000	SSB	11/17/2025	138,868	—
USD	1,490,853	GBP	1,110,000	SSB	11/20/2025	32,595	—
						$509,197	—

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
SSB	State Street Bank and Trust Company
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $77,898,829. Net unrealized appreciation aggregated to $153,192, of which $1,421,387 related to gross unrealized appreciation and $1,268,195 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	18

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $76,022,827)	$77,542,824
Unrealized appreciation on forward foreign currency contracts	509,197
Cash	204,384
Foreign currency, at value (Cost $4,430,831)	4,403,287
Collateral segregated at custodian for OTC derivative contracts	40,000
Interest receivable	729,782
Receivable for investments sold	52,799
Other assets	26,660
Total assets	83,508,933
Liabilities
Payable for investments purchased	249,246
Payable to affiliates
Investment management fees	182,136
Accounting and legal services fees	2,801
Trustees’ fees	140
Other liabilities and accrued expenses	167,747
Total liabilities	602,070
Net assets	$82,906,863
Net assets consist of
Paid-in capital	$82,960,505
Total distributable earnings (loss)	(53,642)
Net assets	$82,906,863

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($82,906,863 ÷ 4,157,009 shares)	$19.94
19	JOHN HANCOCK CQS Multi Asset Credit Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF OPERATIONS For the year ended 10-31-25

Investment income
Interest	$6,169,813
Dividends	216,576
Total investment income	6,386,389
Expenses
Investment management fees	999,886
Accounting and legal services fees	13,430
Transfer agent fees	8,553
Trustees’ fees	62,527
Custodian fees	40,899
State registration fees	15,863
Printing and postage	27,856
Professional fees	647,322
Offering costs	203,436
Other	9,626
Total expenses	2,029,398
Less expense reductions	(611,954)
Net expenses	1,417,444
Net investment income	4,968,945
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,078,753
Forward foreign currency contracts	(2,911,445)
(832,692)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	990,930
Forward foreign currency contracts	505,049
1,495,979
Net realized and unrealized gain	663,287
Increase in net assets from operations	$5,632,232
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CQS Multi Asset Credit Fund	20

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-25	Period ended 10-31-24[1]
Increase (decrease) in net assets
From operations
Net investment income	$4,968,945	$1,729,230
Net realized loss	(832,692)	(54,981)
Change in net unrealized appreciation (depreciation)	1,495,979	497,094
Increase in net assets resulting from operations	5,632,232	2,171,343
Distributions to shareholders
From earnings
Class I	(6,531,325)	(1,508,612)
Total distributions	(6,531,325)	(1,508,612)
From fund share transactions	6,534,613	76,508,612
Total increase	5,635,520	77,171,343
Net assets
Beginning of year	77,271,343	100,000
End of year	$82,906,863	$77,271,343

[1]	Period from 6-18-24 (commencement of operations) to 10-31-24.
21	JOHN HANCOCK CQS Multi Asset Credit Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS I SHARES Period ended	10-31-25	10-31-24[1]
Per share operating performance
Net asset value, beginning of period	$20.18	$20.00
Net investment income[2]	1.24	0.46
Net realized and unrealized gain (loss) on investments	0.16	0.12
Total from investment operations	1.40	0.58
Less distributions
From net investment income	(1.64)	(0.40)
Net asset value, end of period[3]	$19.94	$20.18
Total return (%)[4]	7.25	2.92[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$83	$77
Ratios (as a percentage of average net assets):
Expenses before reductions	2.54	3.11[6]
Expenses including reductions	1.77	1.75[6]
Net investment income	6.21	6.26[7]
Portfolio turnover (%)	70	28

[1]	Period from 6-18-24 (commencement of operations) to 10-31-24.
[2]	Based on average daily shares outstanding.
[3]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CQS Multi Asset Credit Fund	22

Notes to consolidated financial statements
Note 1—Organization
John Hancock CQS Multi Asset Credit Fund (the fund) is a continuously offered, closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to generate a return comprised of both current income and capital appreciation, emphasizing current income with low volatility and low correlation to the broader markets.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Shares may be purchased through brokers, dealers, investment advisers, banks and other intermediaries that have entered into selling agreements with John Hancock Investment Management Distributors LLC or as otherwise set forth in the fund’s prospectus. The fund’s shares are not listed on any securities exchange and it is not anticipated that a secondary market for fund’s shares will develop. The fund is operated as an “interval fund” and, in order to provide a degree of liquidity to shareholders, the fund will make regular offers to repurchase between 5% and 25% of its outstanding Class I shares at the current net asset value per share, on a quarterly basis, pursuant to Rule 23c-3 under the 1940 Act.
Prior to December 3, 2024, John Hancock CQS Multi Asset Credit Fund was known as John Hancock Multi Asset Credit Fund.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Multi Asset Credit Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on July 26, 2024, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by CQS (US), LLC (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). As of October 31, 2025, the net assets of the subsidiary were $3,862,170 representing 4.66% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
23	JOHN HANCOCK CQS Multi Asset Credit Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$19,771,339	—	$17,510,992	$2,260,347
Term loans	31,574,619	—	31,574,619	—
Collateralized mortgage obligations	7,831,285	—	7,831,285	—
Asset-backed securities	16,563,378	—	16,563,378	—
Short-term investments	1,802,203	$1,802,203	—	—
Total investments in securities	$77,542,824	$1,802,203	$73,480,274	$2,260,347
Derivatives:
Assets
Forward foreign currency contracts	$509,197	—	$509,197	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Corporate bonds
Balance as of 10-31-24	$2,175,500
Purchases	—
Sales	—
Realized gain (loss)	—
Net amortization of (premium) discount	—
Change in net unrealized appreciation (depreciation)	84,847
| JOHN HANCOCK CQS Multi Asset Credit Fund	24

Corporate bonds
Balance as of 10-31-25	$2,260,347
Change in unrealized appreciation (depreciation) at period end[1]	$84,847

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Consolidated statement of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:
	Fair Value at 10-31-25	Valuation technique	Significant unobservable inputs	Input/Range	Input weighted average*
Corporate bonds	$2,260,347	Market approach	Bid-ask spread	EUR -0.75	EUR -0.75
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of October 31, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to valuation if input had increased	Impact to valuation if input had decreased
Bid-ask spread	Variable	Variable
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At October 31, 2025, the fund had $61,146 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be
25	JOHN HANCOCK CQS Multi Asset Credit Fund |

extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Offering costs are accounted for as a deferred charge by the fund and will be amortized over the fund’s first year of operations.$203,436 of offering costs were expensed during the year ended October 31, 2025.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK CQS Multi Asset Credit Fund	26

For federal income tax purposes, as of October 31, 2025, the fund has a short-term capital loss carryforward of $456,341 and a long-term capital loss carryforward of $35,660 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended October 31, 2025 and the period ended October 31, 2024 was as follows:
	October 31, 2025	October 31, 2024
Ordinary income	$6,531,325	$1,508,612
As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $525,390 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, amortization and accretion on debt securities, derivative transactions and non-deductible start up costs.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
27	JOHN HANCOCK CQS Multi Asset Credit Fund |

As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended October 31, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $41.9 million to $57.7 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at October 31, 2025 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$509,197	—
Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2025:
Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(2,911,445)
| JOHN HANCOCK CQS Multi Asset Credit Fund	28

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2025:
Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$505,049
Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock  Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor and principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, accrued daily and paid monthly, at an annual rate of as follows: (a) 1.250% of the first $250 million of the fund’s average daily net assets; (b) 1.200% of the next $500 million of the fund’s average daily net assets; and (c) 1.175% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with CQS (US), LLC, an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which “Other expenses” of the fund incurred in the ordinary course of the fund’s business, exceed 0.51% of average daily net assets of the fund. “Other expenses” means all the expenses of the fund, excluding: the management fees; interest expenses; 12b-1 fees; any cashiering or other investment servicing fees; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; taxes; short dividends; acquired fund fees and expenses, which are based on indirect net expenses associated with the fund’s investments in underlying investment companies; class specific expenses; portfolio brokerage commissions; expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; expenses, including legal expenses, related to investments of the fund; and expenses, including legal expenses, related to co-investment transactions involving the fund. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
29	JOHN HANCOCK CQS Multi Asset Credit Fund |

The expense reductions described above amounted to $611,954 for the year ended October 31, 2025.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2025, were equivalent to a net annual effective rate of 0.48% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Subadvisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. Under the order, the fund will be permitted to co-invest with affiliates if a “required majority” (as defined in the 1940 Act) of the fund’s independent Trustees make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and its shareholders and do not involve overreaching of the fund or its shareholders by any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the year ended October 31, 2025, the fund did not enter into any investments pursuant to this exemptive order.
Note 6—Fund share transactions
The fund currently accepts purchases of shares on a daily basis. Transactions in fund shares for the year ended October 31, 2025 and period ended October 31, 2024 were as follows:
	Year Ended 10-31-25		Period ended 10-31-24[1]
	Shares	Amount	Shares	Amount
Class I shares
Sold	30	$3,288	3,750,000	$75,000,000
Issued pursuant to Dividend Reinvestment Plan	326,942	6,531,325	75,037	1,508,612
Net increase	326,972	$6,534,613	3,825,037	$76,508,612
Total net increase	326,972	$6,534,613	3,825,037	$76,508,612

[1]	Period from 6-18-24 (commencement of operations) to 10-31-24.
Affiliates of the fund owned 100% of shares of Class I on October 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
The fund is operated as an “interval fund” and, in order to provide a degree of liquidity to the shareholders of the fund (“shareholders”), the fund has adopted a fundamental policy pursuant to Rule 23c-3 under the 1940 Act, to make regular offers to repurchase between 5% and 25% of its outstanding Class I Shares at the current net asset value (“NAV”) per share. Quarterly repurchase offers will occur in the months of March, June, September and December. Notices of each quarterly repurchase offer are sent to shareholders of the fund of record at least 21 days before the repurchase request deadline. The date on which the repurchase price for shares is determined will occur no later than the 14th day after the repurchase request deadline (or the next business day, if the 14th day is
| JOHN HANCOCK CQS Multi Asset Credit Fund	30

not a business day). The repurchase request deadline is the latest date on which shareholders wishing to tender shares for repurchase in response to a repurchase offer can tender their shares. There is no minimum number of shares that must be tendered before the fund will honor repurchase requests. However, the fund’s Board of Trustees set for each repurchase offer a maximum percentage of shares that may be repurchased by the fund. In the event a repurchase offer by the fund is oversubscribed, the fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding Shares of the fund. The fund conducted four quarterly repurchase offers during the year ended October 31, 2025. The fund offered to repurchase shares up to 5% of the aggregate of its issued and outstanding shares at a price equal to the net asset value as of the valuation date for the repurchase offers, December 17, 2024 ($20.20), March 18, 2025 ($19.97), June 17, 2025 ($20.05) and September 17, 2025 ($20.14). No shares were tendered for repurchase.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $53,720,387 and $52,584,893, respectively, for the year ended October 31, 2025.
Note 8—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.
31	JOHN HANCOCK CQS Multi Asset Credit Fund |

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of John Hancock CQS Multi Asset Credit Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of John Hancock CQS Multi Asset Credit Fund (formerly John Hancock Multi Asset Credit Fund) (the “Fund”), including the consolidated Fund’s investments, as of October 31, 2025 and the related consolidated statement of operations for the year then ended, and the consolidated statements of changes in net assets and the consolidated financial highlights for the year then ended and the period from June 18, 2024 (commencement of operations) to October 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund at October 31, 2025, the consolidated results of its operations for the year then ended, and the consolidated changes in its net assets and its financial highlights for the year then ended and the period from June 18, 2024 (commencement of operations) to October 31, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more John Hancock investment companies since 2019.
December 23, 2025
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	32

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
33	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered, diversified, closed-end management investment company, common shares of which were initially offered to the public on June 18, 2024.
Dividends and distributions
During the year ended October 31, 2025, distributions from net investment income totaling $1.6430 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
November 26, 2024	$0.2349
December 31, 2024	0.2770
January 31, 2025	0.1002
February 28, 2025	0.0963
March 31, 2025	0.1379
April 30, 2025	0.0400
May 30, 2025	0.1100
June 30, 2025	0.1150
July 31, 2025	0.1040
August 29, 2025	0.1445
September 30, 2025	0.1432
October 31, 2025	0.1400
Total	$1.6430
Dividend reinvestment plan
Pursuant to the Dividend Reinvestment Plan (DRP) established by the fund, each shareholder will automatically be a participant under the DRP and have all income distributions, whether dividend distributions or capital gains distributions, automatically reinvested in additional shares. Election not to participate in the DRP and to receive all income distributions, whether dividend distributions or capital gains distributions, in cash may be made by notice to a shareholder’s intermediary (who should be directed to inform the fund). A shareholder is free to change this election at any time. A shareholder whose shares are registered in the name of a nominee (such as an intermediary) must contact the nominee regarding its status under the DRP, including whether such nominee will participate on such shareholder’s behalf as such nominee will be required to make any such election.
Generally, for U.S. federal income tax purposes, shareholders receiving shares under the DRP will be treated as having received a distribution equal to amount payable to them in cash as a distribution had the shareholder not participated in the DRP.
Shares will be issued pursuant to the DRP at their NAV. There is no sales load or other charge for reinvestment. A request for change of participation/non-participation status in the DRP must be received by the fund within the above timeframe to be effective for that dividend or capital gain distribution. The fund may terminate the DRP at any time upon written notice to the participants in the DRP. The fund may amend the DRP at any time upon 30 days’ written notice to the participants. Any expenses of the DRP will be borne by the fund.
A shareholder holding shares that participate in the DRP in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the DRP. For further information on the DRP contact the fund at 800-225-6020.
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	34

Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
John Hancock Alts
P.O.Box 219285
Kansas City, MO 64121-9285
Registered or Overnight Mail:
John Hancock Alts
801 Pennsylvania Ave
Suite 219285
Kansas City, MO 64105-1307
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
35	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2024	179
Trustee and Chairperson of the Board
Trustee of Berklee College of Music (since 2022); Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
William K. Bacic,[2,4] Born: 1956	2025	176
Trustee
Director, Audit Committee Chairman, and Risk Committee Member, DWS USA Corp. (formerly, Deutsche Asset Management) (2018-2024); Senior Partner, Deloitte & Touche LLP (1978- retired 2017, including prior positions), specializing in the investment management industry. Trustee of various trusts within the John Hancock Fund Complex (since 2025).
William H. Cunningham,[2,4] Born: 1944	2024	176
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Chairman of the Board, Nuclein (since 2020); Director, Southwest Airlines (2000-2024). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey,[2] Born: 1946	2024	179
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2024	176
Non-Independent Trustee
Global Head of Institutional for Manulife (since 2025); Global Head of Retail for Manulife (2022-2025); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	36

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg,[5] Born: 1975	2025
President (Chief Executive Officer and Principal Executive Officer)
Head of Retail, Manulife Investment Management (since 2025); Head of Wealth & Asset Management, U.S. and Europe, for John Hancock and Manulife (2023–2025); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021–2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019–2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001–2019, including prior positions); President (Chief Executive Officer and Principal Executive Officer) of various trusts within the John Hancock Fund Complex (since 2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2025).
Fernando A. Silva, Born: 1977	2024
Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Director, Fund Administration and Assistant Treasurer, John Hancock Funds (2016-2020); Assistant Treasurer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Assistant Vice President, John Hancock Life & Health Insurance Company, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (since 2021); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2024) .
Salvatore Schiavone, Born: 1965	2024
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2024
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2024
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain of its affiliates.
37	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

[4]	Mr. Cunningham no longer serves as Trustee effective December 31, 2025. Mr. Bacic serves as Trustee effective January 1, 2026.
[5]	Ms. Feinberg serves as President, Chief Executive Officer, and Principal Executive Officer effective September 22, 2025.
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	38

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†
William K. Bacic*,1
William H. Cunningham*,2
Grace K. Fey*
Officers
Kristie M. Feinberg3
President (Chief Executive Officer and Principal Executive Officer)
Fernando A. Silva
Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
CQS (US), LLC
Portfolio Managers
Craig Scordellis
James Fitzpatrick
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C GIDS, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
Ernst & Young LLP

† Non-Independent Trustee
* Member of the Audit Committee
1 Mr. Bacic serves as Trustee effective January 1, 2026.
2 Mr. Cunningham no longer serves as Trustee effective December 31, 2025.
3 Ms. Feinberg serves as President, Chief Executive Officer, and Principal Executive Officer effective September 22, 2025.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-6020.
You can also contact us:
844-292-8018	Regular mail:	Express mail:
jhinvestments.com	John Hancock Alt P.O. Box 219285 Kansas City, MO 64121-9285	John Hancock Alts 801 Pennsylvania Ave Suite 219285 Kansas City, MO 64105-1307
39	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of CQS Multi Asset Credit Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947218	JHMACA 10/25
12/25

ITEM 2. CODE OF ETHICS.

As of the end of the year, October 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Grace K. Fey is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $63,000 and $63,000 for the fiscal year ended October 31, 2025 and fiscal period ended October 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was reviews in conjunction with registration statement filings. Amounts billed to the registrant were $5,000 and $10,000 for fiscal year ended October 31, 2025 and fiscal period ended October 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $17,000 and $17,900 for the fiscal year ended October 31, 2025 and fiscal period ended October 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $0 for the fiscal year ended October 31, 2025 and fiscal period ended October 31, 2024, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit- related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended October 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $3,832,530 for the fiscal year ended October 31, 2025 and $2,961,235 for the fiscal period ended October 31, 2024.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j)Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Grace K. Fey - Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 1.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached exhibit "Proxy Voting Policies and Procedures".

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Information about the CQS (US), LLC portfolio managers who share joint responsibility for the day-to-day investment management of John Hancock CQS Multi Asset Credit Fund is below. It provides a brief summary of their business careers over the past five years. Information is provided as of the filing date of this N-CSR.

Craig Scordellis

Co-CIO Manulife | CQS Investment Management

Joined CQS (UK) LLP in 2008

Began business career in 2000

Managed the fund since inception in 2024

Jim Fitzpatrick

CIO North America and Head of Global Loans

Joined CQS (US), LLC in 2015

Began business career in 2004

Managed the fund since inception in 2024

Portfolio Managers and Other Accounts Managed

The following tables provide information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance- based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below is each portfolio manager’s investment in the fund.

The following table provides information as of October 31, 2025:

	Registered Investment		Other Pooled Investment
	Companies			Vehicles	Other Accounts

	Number		Number		Number
	of	Total Assets	of	Total Assets	of	Total Assets
	Accounts	$Million	Accounts	$Million	Accounts	$Million

Craig	1	$83	3	$5,900	3	$7,800

Scordellis

Jim	2	$159	9	$3,245	0	$0
Fitzpatrick

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below:

	Registered Investment		Other Pooled Investment
	Companies			Vehicles	Other Accounts

	Number		Number		Number
	of	Total Assets	of	Total Assets	of	Total Assets
	Accounts	$Million	Accounts	$Million	Accounts	$Million

Craig	0	$0	0	$0	1	$557
Scordellis

Jim	0	$0	6	$2,982	0	$0
Fitzpatrick

Portfolio Manager Ownership of Shares of the Fund

The following table indicates as of October 31, 2025, the value of shares beneficially owned by the portfolio managers in the fund.

Portfolio Manager	Range of Beneficial Ownership in the Fund
Craig Scordellis	none

Jim Fitzpatrick	none

Conflicts of Interest. Conflicts of interest exist whenever a portfolio manager simultaneously manages multiple accounts. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the fund, which may have different investment guidelines and objectives. In addition to the fund, these accounts may include accounts of other registered investment companies for which the Subadvisor serves as sub-advisor, private pooled investment vehicles and other accounts. The Subadvisor has adopted aggregation and allocation of investments procedures designed to ensure that all of its clients are treated fairly and equitably over time and to prevent this form of conflict from influencing the allocation of investment opportunities among its clients. As a general matter, the Subadvisor will offer clients the right to participate in all investment opportunities that it determines are appropriate for the client in view of relative amounts of capital available for new investments, each client’s investment program, and the then current portfolios of its clients at the time an allocation decision is made. As a result, in certain situations priority or weighted allocations can be expected to occur in respect of certain accounts, including but not limited to situations where clients have differing: (A) portfolio concentrations with respect to geography, asset class, issuer, sector or rating, (B) investment restrictions,

(C)tax or regulatory limitations, (D) leverage limitations or volatility targets, (E) ramp up or ramp down scenarios or (F) counterparty relationships. The Subadvisor maintains conflicts of interest policies and procedures containing provisions designed to prevent potential conflicts related to personal trading, allocation, and fees among other potential conflicts of interest. Such potential conflicts and others are disclosed in Subadvisor’s Form ADV Part 2A filing.

Compensation of Portfolio Managers

The Subadvisor follows a remuneration strategy that promotes an effective risk management culture, aligning the interests of its clients, the firm, and its staff. All remuneration is made on a discretionary basis and incorporates a number of factors, including an individual’s performance, as assessed across a range of metrics, including, where relevant, the performance of any funds that they manage.

The Subadvisor’s remuneration framework includes deferral arrangements whereby

40% of performance-related pay is invested in funds managed by the Subadvisor and/or its affiliates and pays out to staff over a three-year period. The extent of the deferred amount is dependent on regulatory status of the individual, their seniority and overall compensation level. Portfolio managers align with investors by investing in their own strategies.

As part of the acquisition by Manulife Investment Management, long-term incentive plan awards have been made to key staff, including portfolio managers, for retention and incentivization purposes.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock CQS Multi Asset Credit Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 23, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	December 23, 2025